Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
9.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill and other intangible assets consist of the following, by segment:

(In thousands)
Other intangible assets, net	Transportation	Federal	Total
Balance, January 1, 2011	$14,532	$37	$14,569
Acquisitions	3,917	12,674	16,591
Less: Amortization	(7,206)	(1,047)	(8,253)

Balance, December 31, 2011	11,243	11,664	22,907
Less: Amortization	(5,475)	(4,667)	(10,142)

Balance, December 31, 2012	$5,768	$6,997	$12,765

(In thousands)
Goodwill	Transportation	Federal	Total
Balance, January 1, 2011	$52,731	$710	$53,441
Acquisitions	6,603	21,554	28,157

Balance, December 31, 2011	59,334	22,264	81,598

Balance, December 31, 2012	$59,334	$22,264	$81,598

The Company’s goodwill balance is not being amortized and goodwill impairment tests are being performed at least annually. The Company performs its annual evaluation of the carrying value of its goodwill during the second quarter. The Company’s financial results are heavily impacted by appropriations of public funds for infrastructure and other government-funded projects. The current budgetary challenges at the U.S. Federal and state levels have impacted project award activity by the Company’s clients, which has, in turn, impacted the Company’s performance in 2012. The Company anticipates that this trend will continue into 2013, and, as such, anticipates a further deterioration in its revenues in 2013. Accordingly, the Company determined that these factors were an indicator that it was necessary to evaluate goodwill as of December 31, 2012. No goodwill impairment charge was required in connection with these evaluations in 2012 and 2011.

The following table summarizes the Company’s other intangible assets balance as of December 31, 2012 and 2011:

(In thousands)	Acquisition Date Fair Value	Accumulated Amortization	Carrying Value
December 31, 2012
Project backlog	$16,459	$(15,764)	$695
Customer contracts and related relationships	15,460	(4,030)	11,430
Non-compete agreements	3,671	(3,233)	438
Trademark/trade name	1,110	(908)	202

Total	$36,700	$(23,935)	$12,765

(In thousands)	Acquisition Date Fair Value	Accumulated Amortization	Carrying Value
December 31, 2011
Project backlog	$16,459	$(8,657)	$7,802
Customer contracts and related relationships	15,460	(2,260)	13,200
Non-compete agreements	3,671	(2,427)	1,244
Trademark/trade name	1,110	(449)	661

Total	$36,700	$(13,793)	$22,907

These identifiable intangible assets with finite lives are being amortized on a basis approximating the economic value derived from these assets and will be fully amortized as disclosed in the following amortization table. Amortization expense recorded on the other intangible assets balance was $10.1 million, $8.3 million and $4.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Estimated future amortization expense for other intangible assets as of December 31, 2012 is as follows:

(In thousands)
Fiscal year 2013	$6,135
Fiscal year 2014	3,936
Fiscal year 2015	1,244
Fiscal year 2016	701
Fiscal year 2017 and beyond	749

Total	$12,765